Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
1.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying unaudited condensed consolidated financial statements of XCHG Limited (“the Company”), its wholly-owned subsidiaries (collectively referred to as “the Group”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted as permitted by rules and regulations of the U.S. Securities and Exchange Commission. The consolidated balance sheet as of December 31, 2024 was derived from the audited consolidated financial statements of the Group. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements of the Company as of and for the year ended December 31, 2024, which are included in the Annual Report on Form 20-F.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of June 30, 2025, the results of operations and cash flows for the six months ended June 30, 2024 and 2025, have been made.

The preparation of the unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods. Significant accounting estimates include, but not limited to, allowance for credit losses, write downs for excess and obsolete inventories, the realization of deferred income tax assets and the fair value of ordinary shares, redeemable preference shares and convertible debts. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

The accompanying unaudited condensed consolidated financial statements have been prepared assuming the Group will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The Group is evaluating strategies to obtain additional funding for future operations. These strategies may include, but are not limited to, obtaining equity financing, issuing debt or entering into other financing arrangements, obtaining agreements with the existing investors to extend the due dates for outstanding debt and the redemption dates of redeemable preference shares. However, the Group may be unable to access to future equity or debt financing when needed. As such, there can be no assurance that the Group will be able to obtain additional liquidity when needed or under acceptable terms, if at all.

The unaudited condensed consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Group were unable to continue as a going concern.

(aa) Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s Chief Executive Officer is the Group’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Group has determined that it operates as one operating segment. The Group has concluded that consolidated net loss is the measure of segment profitability. The CODM assesses performance for the Group, monitors budget versus actual results, and determines how to allocate resources based on consolidated net loss as reported in the unaudited condensed consolidated statements of comprehensive loss. There is no other expense categories regularly provided to the CODM that are not already included in the primary financial statements herein.

The Group’s long-lived assets are primarily located in and derived from the PRC, and the amount of long-lived assets attributable to any other individual country is not material. Therefore, no geographical segments are presented.

(b) Concentration of risk

Concentration of customers and suppliers

Customers from whom individually represent greater than 10% of total revenues of the Group for the six months ended June 30, 2024 and 2025 are as follows.

	For the Six Months ended June 30,
	2024		2025
	US$	%	US$	%
Customer A	*	*	1,389,443	11%
Customer B	*	*	1,281,392	10%
Customer C	5,553,898	28%	*	*
Customer D	5,435,955	27%	*	*
Customer E	3,719,491	18%	*	*

Suppliers from whom individually represent greater than 10% of total purchases of the Group for the six months ended June 30, 2024 and 2025 are as follows.

	For the Six Months ended June 30,
	2024		2025
	US$	%	US$	%
Supplier A	1,843,372	20%	820,419	13%
Supplier B	2,214,168	24%	786,562	13%
Supplier C	*	*	725,198	12%
Supplier D	966,890	10%	660,265	11%

Customers accounting for 10% or more of accounts receivable, net are as follows:

	As of December 31,		As of June 30,
	2024		2025
	US$	%	US$	%
Customer F	1,713,707	15%	1,524,516	18%
Customer G	1,569,321	14%	1,204,375	14%
Customer D	1,498,250	13%	*	*
Customer H	1,399,828	12%	*	*
Customer C	1,338,451	12%	*	*

Customers accounting for 10% or more of contract liabilities are as follows:

	As of December 31,		As of June 30,
	2024		2025
	US$	%	US$	%
Customer G	*	*	468,185	16%
Customer H	*	*	356,867	12%
Customer E	320,308	10%	*	*

Suppliers accounting for 10% or more of accounts payable are as follows:

	As of December 31,		As of June 30,
	2024		2025
	US$	%	US$	%
Supplier B	2,747,890	36%	1,725,435	27%
Supplier D	1,425,008	19%	1,353,686	21%
Supplier A	*	*	777,578	12%

Suppliers accounting for 10% or more of prepayments are as follows:

	As of December 31,		As of June 30,
	2024		2025
	US$	%	US$	%
Supplier E	3,463,506	66%	2,525,473	60%
Supplier A	605,744	12%	1,178,740	28%
Supplier F	1,000,000	19%	*	*

* The amount was less than 10% of total sales, total purchases or total balance.

Concentration of credit risk

Cash and cash equivalents consisted of cash on hand, cash at bank and term deposits, which have original maturities of three months or less and are readily convertible to known amounts of cash. The Group’s cash and cash equivalents, excluding cash on hand, are deposited in financial institutions at below locations:

	As of December 31,	As of June 30,
	2024	2025
	US$	US$
Financial institutions in the mainland of the PRC
—Denominated in RMB	11,977,938	5,555,396
—Denominated in USD	1,117,452	1,362,732
—Denominated in EUR	1,776,869	1,102,611
Total cash and cash equivalents balances held at mainland PRC financial institutions	14,872,259	8,020,738
Financial institution in Germany
—Denominated in EUR	2,882,073	1,104,423
Total cash balances held at a Germany financial institution	2,882,073	1,104,423
Financial institutions in the USA
—Denominated in USD	9,018,804	7,211,058
Total cash balances held at a USA financial institution	9,018,804	7,211,058
Total cash and cash equivalents balances held at financial institutions	26,773,136	16,336,220

(c) Recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Group is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statements for the fiscal year ended December 31, 2025.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Group is currently evaluating the impact of this accounting standard update on its consolidated financial statements for the fiscal year ended December 31, 2025.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group is currently evaluating the impact of this accounting standard update on its consolidated financial statements for the fiscal year ended December 31, 2025.

The Group do not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the unaudited condensed consolidated statements of comprehensive loss and statements of cash flows.